Related Party Transactions - Additional Information (Detail) (USD $)	0 Months Ended		12 Months Ended				0 Months Ended
	May 01, 2014	Nov. 01, 2011	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010	Oct. 11, 2012	Mar. 28, 2014	Dec. 12, 2012	Mar. 17, 2014	Mar. 10, 2014	Mar. 01, 2012	Feb. 28, 2014	Oct. 01, 2013
Related Party Transaction [Line Items]
Net Profits Interest Sold to NGP						10.00%
Cash received						$ 19,800,000
General and administrative			87,673,000	82,079,000	59,677,000
Received an equity contribution of oil and gas properties					6,900,000
Fee per MMBTU	0.30
Natural gas produced per day		50,000
Annual inflationary escalation	3.50%
Price per unit	0.07
NGP Controlled Entity [Member]
Related Party Transaction [Line Items]
Proceeds from divestitures							40,100,000
Proceeds from sale exceeded net book value of properties sold					6,300,000
Propel Energy [Member]
Related Party Transaction [Line Items]
Cash received								3,300,000
NGPCIF [Member]
Related Party Transaction [Line Items]
Net Profits Interest Sold to NGP						3.125%
Cash received						19,500,000
Fixed overhead cost per month				20,000
Business acquisition common control purchase price													63,400,000
Date of acquisition common control			Feb. 28, 2014
REO Sponsorship [Member]
Related Party Transaction [Line Items]
Business acquisition common control purchase price									270,600,000
Working capital and other customary adjustments to Beta acquisition									3,000,000
General and administrative					1,600,000
Cinco Group [Member]
Related Party Transaction [Line Items]
Business acquisition common control purchase price														603,000,000
Financing fees equal to a percentage of capital contributions				0	400,000
Cinco Group [Member] | Advisory Fees [Member]
Related Party Transaction [Line Items]
Expenses incurred with related parties				300,000	400,000
MEMP [Member]
Related Party Transaction [Line Items]
Payable to related party				800,000
Oil And Gas Production [Member]
Related Party Transaction [Line Items]
Net Profits Interest Sold to NGP						23.50%
Oil And Gas Production [Member] | NGPCIF [Member]
Related Party Transaction [Line Items]
Net Profits Interest Sold to NGP						6.25%
WildHorse Resources, LLC [Member]
Related Party Transaction [Line Items]
Common stock lock-up agreement period			180 days
Cash received from related party				4,400,000
Primary term of gas processing agreement										15 years
Minimum annual processing fee										18,300,000
WildHorse Resources, LLC [Member] | NGPCIF [Member]
Related Party Transaction [Line Items]
Payment to related party				2,600,000	2,300,000
Payable to related party				200,000
Natural Gas Partners [Member] | Cinco Group [Member]
Related Party Transaction [Line Items]
Business acquisition common control purchase price														507,100,000
BlueStone Natural Resources Holdings, LLC [Member]
Related Party Transaction [Line Items]
Total cash consideration											1,200,000	7,000,000
Amount of gain over the book value											500,000
Gain recognized as contribution											500,000	6,400,000
Undivided interest sold to affiliate												25.00%
WHR Management Company [Member]
Related Party Transaction [Line Items]
Payable to related party				2,400,000
Management fee per month			1,000,000
Employee [Member]
Related Party Transaction [Line Items]
Expenses incurred with related parties					1,000,000
Boaz [Member]
Related Party Transaction [Line Items]
Expenses incurred with related parties					300,000
Classic [Member]
Related Party Transaction [Line Items]
Water disposal fee per barrel	1.10
Water disposal agreement period	3 years
Adjustments [Member]
Related Party Transaction [Line Items]
Cash received						19,900,000
Adjustments [Member] | NGPCIF [Member]
Related Party Transaction [Line Items]
Cash received						19,100,000
Received Upon Closing [Member] | NGP Controlled Entity [Member]
Related Party Transaction [Line Items]
Proceeds from divestitures							$ 38,100,000